Related parties transactions	6 Months Ended
Jun. 30, 2019
Related Party [Abstract]
Related parties transactions	Related parties transactions
Prior to the Distribution, the Alcon business was a segment of Novartis such that transactions with Novartis were considered related party transactions. In connection with the separation, Alcon entered into a separation and distribution agreement as well as various other agreements governing relationships with Novartis going forward, including manufacturing and supply, transitional services, tax matters, employee matters, and patent and know-how license and brand license agreements. Information included in this Note 11 with respect to Novartis is strictly limited to related party transactions with Novartis prior to the Spin-Off on April 9, 2019.
Transactions with Novartis (up to April 9, 2019)
Transactions from trading activities related to products and services invoiced between other Novartis Group companies and the Company's business, have been retained in the historical condensed consolidated financial statements. The ultimate controlling parent of both, the other Novartis Group companies and the Company's business, was Novartis AG until the Spin-Off.

	Three months ended		Six months ended
($ millions)	June 30, 2019(1)	June 30, 2018	June 30, 2019(1)	June 30, 2018
Sales from the Company to former parent	—	1	—	2
Contract manufacturing revenues from former parent	—	—	47	—
Purchases of the Company from former parent	—	1	19	2

($ millions)	December 31, 2018(1)
Trade and other receivables from former parent	20
Trade and other payables to former parent	85
Other financial receivables from former parent	39
Other financial liabilities to former parent	67

(1)	Activity presented strictly relates to the period during which Novartis was a related party (up to April 9, 2019).
Sales to and purchases from former parent
Beginning in 2019, product sales to Novartis are recorded in "Other revenues" in line with the Company's contract manufacturing arrangement executed with Novartis. Other revenues in 2019 prior to the Spin-Off were $47 million. Purchases of products from Novartis under the contract manufacturing arrangement totaled $19 million in 2019 prior to the Spin-Off.
Other financial receivables and payables related to former parent
Prior to the Spin-Off the majority of Alcon's subsidiaries were party to Novartis cash pooling arrangements with several financial institutions to maximize the availability of cash for general operating and investing purposes. Under these cash pooling arrangements, cash balances were swept by Novartis regularly from the Company's bank accounts, and the net position with the Novartis cash pooling accounts at the end of each reporting period was reflected in combined balance sheet in "Other financial receivables from Novartis Group" or "Other financial liabilities to Novartis Group". These cash pooling arrangements were eliminated during the three months ended March 31, 2019 in anticipation of the Spin-Off and replaced with third party financing arrangements as needed.
Novartis Business Services ("NBS") Charges, Corporate Overhead and Other Allocations from Novartis
In 2018 and prior, Novartis Group provided the Company certain services from NBS, the shared service organization of Novartis Group, across the following service domains: human resources operations, real estate and facility services, including site security and executive protection, procurement, information technology, commercial and medical support services and financial reporting and accounting operations. The Condensed Consolidated Interim Financial Statements include the appropriate costs related to the services rendered, without profit margin, in accordance with the historical arrangements that existed between the Alcon business and NBS.
Further, certain general and administrative costs of Novartis Group were not charged or allocated to the Alcon business in the past. For the purpose of the 2018 financial statements, such costs were allocated based on reasonable assumptions and estimates, based on the direct and indirect costs incurred to provide the respective service. When specific identification was not practicable, a proportional cost method was used, primarily based on sales, or headcount.
These NBS charges, corporate overhead and other allocations amounted to $140 million and $276 million in the three and six months ended June 30, 2018.
During 2018, Alcon formed its own business and corporate support functions, including its own service organization, such that certain activities and associates were transferred from Novartis to Alcon, operationally effective January 1, 2019. Services provided by Novartis Group to the Company in 2019 prior to the Spin-Off totaled $40 million and primarily related to human resources operations, real estate and facility services, and information technology.
Management believes that the net charges and methods used for allocations to the Company were performed on a reasonable basis and reflect the services received by the Company and the cost incurred on behalf of the Company. Although the Condensed Consolidated Interim Financial Statements reflect management's best estimate of all historical costs related to the Company, this may however not necessarily reflect what the results of operations, financial position, or cash flows would have been had the Company been a separate entity, nor the future results of the Company as it exists following completion of the separation on April 9, 2019.